ALLIANCE
                              -------------------
                               VARIABLE PRODUCTS
                              -------------------
                                  SERIES FUND
                              -------------------
                                   AMERICAS
                              -------------------
                               GOVERNMENT INCOME
                              -------------------
                                   PORTFOLIO

                              SEMI-ANNUAL REPORT
                                JUNE 30, 2002

                          INVESTMENT PRODUCTS OFFERED
                          ---------------------------
                         > ARE NOT FDIC INSURED
                         > MAY LOSE VALUE
                         > ARE NOT BANK GUARANTEED

AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                  Principal
                                                   Amount
                                                    (000)    U.S. $ Value
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-93.7%
CANADA-9.7%
GOVERNMENT/AGENCY OBLIGATIONS-9.7%
Government of Canada
  8.00%, 6/01/27                             CA$  2,675       $2,249,469
  10.25%, 3/15/14                                 2,090        1,934,891
Province of British Columbia
  8.00%, 9/08/23                                    400          317,461
Province of Manitoba
  7.75%, 12/22/25                                   450          347,878
Province of Ontario                                  30          202,786
Province of Saskatchewan
  9.60%, 2/04/22                                    400          364,017
                                                             ------------
Total Canadian Securities
  (cost $5,145,202)                                            5,416,502
                                                             ------------

MEXICO-21.0%
GOVERNMENT/AGENCY OBLIGATIONS-21.0%
Mexican Government Bonds
   9.50%, 3/08/07                           MXP  19,612        1,940,303
  10.50%, 8/24/06                                15,073        1,546,902
  10.50%, 7/14/11                                 7,075          728,159
  13.50%, 3/02/06                                17,173        1,922,221
  14.00%, 9/02/04                                 2,730          297,174
  14.50%, 5/12/05                                47,833        5,360,372
                                                             ------------
Total Mexican Securities
  (cost $12,019,988)                                          11,795,131
                                                             ------------
UNITED STATES-63.0%
FEDERAL/AGENCY OBLIGATIONS-20.9%
Federal Home Loan Mortgage Corp.
  5.75%, 1/15/12                             US$  5,000        5,137,050
Federal National Mortgage Association
  5.375%, 11/15/11                                5,000        5,004,900
  7.00%, 3/01/32                                  1,534        1,588,636
Government National Mortgage Association
  9.00%, 9/15/24                                     25           27,395
                                                             ------------
                                                              11,757,981
                                                             ------------
U.S. TREASURY SECURITIES-42.1%
U.S. Treasury Bonds
  3.375%, 4/15/32                            US$  5,049        5,335,170
  5.375%, 2/15/31                                   900          881,289
  6.125%, 8/15/29                                 1,400        1,486,870
  8.125%, 8/15/19                                 2,000        2,561,780
U.S. Treasury Notes
  5.00%, 8/15/11                                  2,030        2,058,177
  5.625%, 5/15/08                                 3,300        3,522,222
U.S. Treasury Strips
  Zero coupon, 5/15/13                            3,500        1,952,685
  8.00%, 11/15/21                                14,700        4,650,345
  9.25%, 2/15/16                                  2,500        1,154,950
                                                             ------------
                                                              23,603,488
Total United States Securities
  (cost $34,966,392)                                          35,361,469
                                                            ------------
Total Long-Term Investments
  (cost $52,131,582)                                          52,573,102

SHORT-TERM
INVESTMENT-5.0%
TIME DEPOSIT-5.0%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $2,785,000)                               2,785        2,785,000
                                                             ------------
TOTAL INVESTMENTS-98.7%
  (cost $54,916,582)                                          55,358,102
Other assets less liabilities-1.3%                               718,878
                                                             ------------
NET ASSETS-100%                                            $  56,076,980
                                                             ------------


See Notes to Financial Statements.


1


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $54,916,582)     $55,358,102
  Cash                                                               891
  Interest receivable                                            793,180
  Total assets                                                56,152,173

LIABILITIES
  Advisory fee payable                                            29,126
  Accrued expenses                                                46,067
  Total liabilities                                               75,193
NET ASSETS                                                   $56,076,980

COMPOSITION OF NET ASSETS
  Capital stock, at par                                      $     4,788
  Additional paid-in capital                                  57,038,897
  Undistributed net investment income                          1,474,661
  Accumulated net realized loss on investment,
    written options and foreign currency transactions         (2,868,705)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities          427,339
                                                             $56,076,980

Class A Shares
  Net assets                                                 $56,076,980
  Shares of capital stock outstanding                          4,787,723
  Net asset value per share                                  $     11.71


See Notes to Financial Statements.


2


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)
                                         Alliance Variable Products Series Fund
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                        $  1,808,408

EXPENSES
  Advisory fee                                                         171,843
  Custodian                                                             60,454
  Administrative                                                        34,500
  Audit and legal                                                       10,498
  Printing                                                               6,516
  Transfer agency                                                          474
  Miscellaneous                                                          3,327
  Total expenses                                                       287,612
  Less: expenses waived and reimbursed (see Note B)                    (36,070)
  Net expenses                                                         251,542
  income                                                             1,556,866

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                          45,927
  Net realized gain on written options transactions                      2,602
  Net realized gain on foreign currency transactions                   127,341
  Net change in unrealized appreciation/depreciation of:
  Investments                                                         (312,550)
  Foreign currency denominated assets and liabilities                  (20,078)
  Net loss on investment, written options and
    foreign currency transactions                                     (156,758)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  1,400,108


See Notes to Financial Statements.


3


AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                             Six Months Ended     Year Ended
                                               June 30, 2002      December 31,
                                                (unaudited)           2001
                                             ----------------    ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                        $ 1,556,866        $ 3,113,120
  Net realized gain (loss) on investment,
    written options and foreign
    currency transactions                          175,870         (2,640,327)
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets and
    liabilities                                   (332,628)           717,334
  Net increase in net assets from operations     1,400,108          1,190,127

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                     (3,128,359)        (2,671,875)
  Net realized gain on investments
    Class A                                       (293,015)          (381,696)

CAPITAL STOCK TRANSACTIONS
  Net increase                                   6,952,694         19,855,135
  Total increase                                 4,931,428         17,991,691

NET ASSETS
  Beginning of period                           51,145,552         33,153,861
  End of period (including undistributed
    net investment income of $1,474,661 and
    $3,046,154, respectively)                  $56,076,980        $51,145,552


See Notes to Financial Statements.


4


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

The Americas Government Income Portfolio (formerly the North American Government Income Portfolio) (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc., (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what Alliance Capital Management L.P., considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the government of the United States, Canada, or Mexico, their political subdivisions (including Canadian provinces, but excluding States of the United States), agencies, instrumentalities or authorities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2002, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.


5


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .65% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $1,570.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2002.


NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


6


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                        $ 7,587,479
U.S. government and agencies                                        21,338,374

Sales:
Stocks and debt obligations                                        $ 3,450,301
U.S. government and agencies                                        17,529,063

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 1,047,767
Gross unrealized depreciation                                        (606,247)
Net unrealized appreciation                                       $   441,520

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the


7


AMERICAS GOVERNMENT INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2002 were as follows:

                                               Number of Contracts     Premiums
                                               -------------------     --------

Options outstanding at beginning
  of the period                                          -0-           $    -0-
Options written                                  24,500,000             11,601
Options terminated in closing
  purchase transactions                          24,500,000)           (11,601)
Options outstanding at June 30, 2002                     -0-           $    -0-


NOTE E: Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                    2001               2000
                                               ------------        ------------
Distributions paid from:
  Ordinary income                              $ 2,701,236         $ 2,351,842
  Net long-term capital gains                      352,335             351,832
Total taxable distributions                      3,053,571           2,703,674
Total distributions paid                       $ 3,053,571         $ 2,703,674

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $ 3,277,588
Undistributed long-term capital gains                                242,581
Accumulated earnings                                               3,520,169
Accumulated capital and other losses                              (3,063,651)(a)
Unrealized appreciation/(depreciation)                               598,043(b)
Total accumulated earnings/(deficit)                             $ 1,054,561

(a) Net capital losses and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses and post October currency losses of $3,040,907 and $2,180, respectively. As of December 31, 2001, the Portfolio had deferred straddle losses of $20,564.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.


8


AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had no securities on loan. For the six months ended June 30, 2002, the Portfolio received fee income of $1,328which is included in interest income in the accompanying statement of operations.


NOTE G: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                             SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Shares sold            1,055,160     2,791,791   $12,935,668     $34,791,591
Shares issued in
  reinvestment of
  dividends and
  distributions          292,175       242,732     3,421,374       3,053,571
Shares redeemed         (763,472)   (1,436,830)   (9,404,348)    (17,990,027)
Net increase             583,863     1,597,693   $ 6,952,694     $19,855,135


NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


NOTE I:Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


9


AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           CLASS  A
                          ---------------------------------------------------------------------------
                           Six Months
                              Ended                    Year Ended December 31,
                          June 30, 2002  --------------------------------------------------------------
                          (unaudited)      2001(a)      2000         1999         1998         1997
                          -----------    ----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period         $12.17       $12.72       $12.42       $12.55       $12.97       $12.38

INCOME FROM INVESTMENT
OPERATIONS
Net investment
  income (b)(c)                  .36          .92         1.08         1.22         1.16         1.07
Net realized and unrealized
  gain (loss) on investment,
  written options and foreign
  currency transactions         (.02)        (.43)         .37         (.16)        (.65)         .10
Net increase in net asset
  value from operations          .34          .49         1.45         1.06          .51         1.17

LESS: DIVIDENDS AND
DISTRIBUTIONS
Dividends from net
  investment income             (.73)        (.91)        (.96)       (1.05)        (.82)        (.58)
Distributions from net
  realized gain on
  investments                   (.07)        (.13)        (.19)        (.14)        (.11)          -0-
Total dividends and
  distributions                 (.80)       (1.04)       (1.15)       (1.19)        (.93)        (.58)
Net asset value, end
  of period                   $11.71       $12.17       $12.72       $12.42       $12.55       $12.97

TOTAL RETURN
Total investment return
  based on net asset
  value (d)                     2.74%        3.59%       12.39%        8.90%        4.07%        9.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)            $56,077      $51,146      $33,154      $29,411      $32,059      $30,507
Ratio to average net
  assets of:
  Expenses, net of waivers
    and reimbursements           .95%(e)      .95%         .95%         .95%         .86%         .95%
  Expenses, before waivers
    and reimbursements          1.09%(e)     1.15%        1.24%        1.20%        1.17%        1.04%
  Net investment income(b)      5.89%(e)     7.35%        8.68%        9.91%        9.16%8.34%
Portfolio turnover rate           42%          57%           0%           6%           8%          20%

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. For the year ended December 31, 2001, the effect of this change was to decrease net investment income per share by $.04, increase net realized and unrealized gain (loss) on investments per share by $.04, and decrease the ratio of net investment income to average net assets from 7.61% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


10


AMERICAS
GOVERNMENT INCOME PORTFOLIO              Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


11